Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended
Dec. 31, 2024
Botao Ma [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Chairman of the Board, Chief Executive Officer
Yuanwen Xia [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Chief Financial Officer
Shanghai Xinhui Investment Consulting Co., Ltd. (“Shanghai Xinhui”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Botao Ma
Shanghai GBG Enterprise Management Consulting Co., Ltd. (“Shanghai GBG”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Mr. Botao Ma is legal representative of Shanghai GBG
Shanghai Shenbao [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Botao Ma
Ningbo Shen’an Enterprise Management Center LLP (“Ningbo Shen’an) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Botao Ma